Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Common Stocks - 89.4%
Brazil - 3.2%
143,471	B3 S.A. - Brasil Bolsa Balcao	349,744
Canada - 4.7%
3,791	Waste Connections, Inc.	512,245
China - 4.1%
31,100	AIA Group, Ltd.	258,936
5,600	Tencent Holdings, Ltd.	189,147
		448,083
Denmark - 3.2%
3,499	Coloplast A/S	355,584
Finland - 2.3%
6,694	Kone OYJ	257,909
France - 8.9%
735	LVMH Moet Hennessy Louis Vuitton SE	433,336
6,022	Safran S.A.	547,937
		981,273
Germany - 8.0%
5,413	CTS Eventim AG & Co. KGaA*	222,701
3,968	Deutsche Boerse AG	650,458
		873,159
India - 4.7%
8,925	HDFC Bank, Ltd. ADR	521,398
Indonesia - 2.1%
778,083	Bank Rakyat Indonesia Persero	227,724
Japan - 3.0%
588	Keyence Corp.	194,370
3,700	Shiseido Co., Ltd.	129,675
		324,045
Netherlands - 8.6%
241	Adyen NV*	300,565
532	ASML Holding NV	220,396
4,361	Wolters Kluwer NV	424,645
		945,606
Sweden - 3.5%
47,008	Atlas Copco AB	389,650
Switzerland - 6.3%
1,331	Roche Holding AG	433,284
1,306	Sika AG	262,495
		695,779
Taiwan - 2.4%
3,841	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	263,338
United Kingdom - 18.0%
18,218	Compass Group PLC	362,763
13,806	Experian PLC	404,136
4,133	London Stock Exchange Group PLC	349,026
94,739	Rentokil Initial PLC	502,160
8,152	Unilever PLC	358,196
		1,976,281
United States - 6.4%
177	Booking Holdings, Inc.*	290,848
1,762	NXP Semiconductors NV	259,913
5,578	Shopify, Inc.*	150,176
		700,937
Total Common Stocks (Cost $11,142,992)		9,822,755

Short-Term Investments - 37.1%
Money Market Funds - 37.1%
4,072,775	First American Government Obligations Fund - Class Z, 2.74%#	4,072,775
Total Short-Term Investments (Cost $4,072,775)		4,072,775
Total Investments - 126.5% (Cost $15,215,767)		13,895,530
Liabilities in Excess of Other Assets - (26.5)%		(2,912,453)
NET ASSETS - 100.0%		$10,983,077

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:
	Level 1	Level 2	Level 3
Common Stocks	$2,347,662	$7,475,093	$-
Short-Term Investments	4,072,775	-	-
Total Investments	$6,420,437	$7,475,093	$-